Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total	S/ (3,937)	$ 31,173	S/ (2,322)	$ 35,516	S/ (11,892)
Associates [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total		22,047		27,246
Joint ventures [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total		9,126		8,270
Equity Interest [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total		(861)		770		$ (218,774)
Equity Interest [Member] | Associates [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total		(3,693)		(1,635)		(220,993)
Equity Interest [Member] | Joint ventures [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates and joint ventures [Line Items]
Total		$ 2,832		$ 2,405		$ 2,219